Shareholders Equity - USD ($)	Issued Capital	Shares to be Issued	Warrant Reserves	Contributed Surplus	Equity Component of Convertible Debentures	Deficit	Total
Beginning balance, shares at Dec. 31, 2016	16,100,000
Beginning balance, amount at Dec. 31, 2016	$ 248,500	$ 120,000	$ 0	$ 0	$ 222,417	$ (2,470,102)	$ (1,879,185)
Shares issued for cash, shares	32,237,225
Shares issued for cash, amount	$ 302,244	(120,000)					182,244
Net loss and comprehensive loss for the year						(3,109,921)	(3,109,921)
Ending balance, shares at Dec. 31, 2017	48,337,225
Ending balance, amount at Dec. 31, 2017	$ 550,744	0	0	0	222,417	(5,580,023)	(4,806,862)
Shares issued - Transaction consideration, shares	2,544,075
Shares issued - Transaction consideration, amount	$ 614,415						614,415
Shares issued for cash, shares	8,756,376
Shares issued for cash, amount	$ 2,092,295		80,280				2,224,717
Shares issued on conversion of convertible debentures, shares	11,796,046
Shares issued on conversion of convertible debentures, amount	$ 1,010,363				(222,417)		790,286
Shares issued on conversion of notes payable, shares	785,949
Shares issued on conversion of notes payable, amount	$ 157,079						102,597
Shares issued to former CEO, shares	2,000,000
Shares issued to former CEO, amount	$ 477,180						477,180
Shares issued for restructuring, shares	1,204,851
Shares issued for restructuring, amount	$ 216,873						216,873
Shares issued for services, shares	2,423,076
Shares issued for services, amount	$ 282,075						282,075
Share-based payments				892,417			892,417
Net loss and comprehensive loss for the year						(3,789,918)	(3,789,918)
Ending balance, shares at Dec. 31, 2018	77,847,598
Ending balance, amount at Dec. 31, 2018	$ 5,401,024	0	80,280	892,417	0	(9,369,941)	(2,996,220)
Adjustment on application of IFRS 16						(9,951)	(9,951)
Adjusted beginning balance, shares	77,847,598
Adjusted beginning balance, amount	$ 5,401,024	0	80,280	892,417	0	(9,379,892)	(3,006,171)
Shares issued for Sun Valley acquisition, shares	22,409,425
Shares issued for Sun Valley acquisition, amount	$ 2,143,566						2,143,566
Shares issued for cash, shares	24,452,500
Shares issued for cash, amount	$ 55,873						55,873
Shares issued on conversion of notes payable, shares	2,500,000
Shares issued on conversion of notes payable, amount	$ 7,254						7,254
Shares issued for conversion of debentures, shares	3,991,524
Shares issued for conversion of debentures, amount	$ 55,997						55,997
Shares issued for compensation, shares	7,400,000
Shares issued for compensation, amount	$ 304,721						304,721
Shares issued for services, shares	1,500,000
Shares issued for services, amount	$ 257,041						257,041
Shares issued to settle accounts payable, shares	1,686,861
Shares issued to settle accounts payable, amount	$ 208,153						208,153
Shares cancelled, shares	(4,567,553)
Shares cancelled, amount	$ (669,236)					669,236	0
Shares cancelled and to be reissued		(15,239)	15,239				0
Shares issued for exercise of warrants, shares	431,075
Shares issued for exercise of warrants, amount	$ 61,287						61,287
Shares issued to agents, shares	136,000
Shares issued to agents, amount	$ 20,255						20,255
Shares to be issued for note payable		6,811					6,811
Share issue costs	$ (3,386)		66,405				63,019
Share-based payments				608,944			608,944
Net loss and comprehensive loss for the year						(4,301,663)	(4,301,663)
Ending balance, shares at Dec. 31, 2019	137,697,430
Ending balance, amount at Dec. 31, 2019	$ 7,827,310	$ 22,050	$ 146,685	$ 1,501,361	$ 0	$ (13,012,319)	$ (3,514,913)